Note 5 - Vessels, Net (Details) - Summary of Vessels (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Vessels [Abstract]
Balance, January 1, 2012	$ 307,131,051	$ 326,449,124
Balance, January 1, 2012	(100,196,305)	(89,385,246)
Balance, January 1, 2012	206,934,746	237,063,878
Balance - Costs	137,960,194	307,131,051	326,449,124
Balance - Accumulated Depreciation	(32,496,457)	(100,196,305)	(89,385,246)
Balance - Net Book Value	105,463,737	206,934,746	237,063,878
Depreciation for Year - Accumulated Depreciation	(19,983,772)	(17,385,608)	(18,348,556)
Depreciation for Year - Net Book Value	(19,983,772)	(17,385,608)	(18,348,556)
Sale of Vessels - Costs	(20,272,071)	(19,318,073)
Sale of Vessels - Net Book Value	(9,257,837)	(12,743,524)
Sale of Vessels - Accumulated Depreciation	11,014,234	6,574,549
- Purchase of vessels	5,978,062
- Purchase of vessels	5,978,062
- Impairment loss	(154,876,848)
- Impairment loss	(78,207,462)
- Impairment loss	$ 76,669,386